UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


                            UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2009

                            UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2009








                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Statement of Assets, Liabilities and Members' Capital.........................2

Statement of Operations.......................................................3

Statements of Changes in Members' Capital.....................................4

Statement of Cash Flows.......................................................5

Financial Highlights..........................................................6

Notes to Financial Statements.................................................7

Schedule of Portfolio Investments.............................................20

(ERNST & YOUNG LOGO)                        Ernst & Young LLP
                                            5 Times Square
                                            New York, New York 10036-6530

                                            Tel: (212) 773-3000

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS WILLOW FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Willow Fund, L.L.C. at December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

February 23, 2010



                  A member firm of Ernst & Young Global Limited                1

                                                                                       UBS WILLOW FUND, L.L.C.

                                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $116,051,338)                                  $    36,396,526
Cash and cash equivalents                                                                         112,098,393
Collateral deposited with brokers on swaps                                                         66,751,254
Due from broker                                                                                    16,909,964
Unrealized appreciation on swaps                                                                    8,502,736
Investments sold, not settled                                                                       2,868,857
Interest receivable                                                                                   107,611
Other assets                                                                                           12,787
--------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                      243,648,128
--------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $13,778,748)                  12,661,231
Withdrawals payable                                                                                81,271,455
Swap contracts at fair value (upfront fees $1,700,000)                                             50,615,301
Interest payable                                                                                      379,368
Professional fees payable                                                                             218,891
Management Fee payable                                                                                193,834
Administration fee payable                                                                             33,014
Other liabilities                                                                                      15,329
--------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                 145,388,423
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $    98,259,705
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                     $   220,609,565
Accumulated net unrealized appreciation/(depreciation) on investments in securities,
 securities sold, not yet purchased and swaps                                                    (122,349,860)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $    98,259,705
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             2

                                                                                       UBS WILLOW FUND, L.L.C.

                                                                                       STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                      $     3,793,117
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                             3,793,117
--------------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                      2,591,896
Interest                                                                                            1,626,750
Professional fees                                                                                     683,083
Administration fee                                                                                    209,749
Dividends on securities sold, not yet purchased                                                        83,928
Directors' fees                                                                                        56,131
Printing, insurance and other expenses                                                                254,499
--------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                      5,506,036
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                (1,712,919)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                        (29,521,478)
 Securities sold, not yet purchased                                                                11,044,082
 Swaps                                                                                             (9,724,510)
 Foreign currency transactions                                                                        135,054
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                         65,186,504
 Securities sold, not yet purchased                                                                (7,801,383)
 Swaps                                                                                           (106,550,850)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                            (77,232,581)
--------------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                       $  (78,945,500)
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             3

                                                                                       UBS WILLOW FUND, L.L.C.

                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                        YEARS ENDED DECEMBER 31, 2008 AND 2009

--------------------------------------------------------------------------------------------------------------
                                                                    MANAGER           MEMBERS        TOTAL
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                           $   1,193,270    $  379,653,478   $ 380,846,748

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        37,387         1,989,077       2,026,464

 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps and foreign
      currency transactions                                         (81,792)      (34,165,974)    (34,247,766)
 Net change in unrealized appreciation/depreciation
      on investments in securities, securities sold, not yet
      purchased and swaps                                          (158,193)      (44,042,875)    (44,201,068)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                        (202,598)      (76,219,772)    (76,422,370)
--------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --        44,916,264      44,916,264
Members' withdrawals                                                     --       (98,083,468)    (98,083,468)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                    --       (53,167,204)    (53,167,204)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                         $     990,672    $  250,266,502   $ 251,257,174
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        48,786        (1,761,705)     (1,712,919)
 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps and foreign
      currency transactions                                        (154,412)      (27,912,440)    (28,066,852)
 Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased and swaps                                          (275,619)      (48,890,110)    (49,165,729)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                        (381,245)      (78,564,255)    (78,945,500)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' subscriptions                                1,000,000         6,295,000       7,295,000
Members' withdrawals                                                     --       (81,346,969)    (81,346,969)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                             1,000,000       (75,051,969)    (74,051,969)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                         $   1,609,427    $   96,650,278   $  98,259,705
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             4

                                                                                       UBS WILLOW FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                                         $(78,945,500)
Adjustments to reconcile net decrease in members' capital derived from operations to net cash provided by operating activities:
 Purchases of investments                                                                         (59,315,167)
 Proceeds from disposition of investments                                                         166,480,849
 Cost to cover securities sold, not yet purchased                                                  (3,200,050)
 Net realized gain/(loss) from investments in securities and securities sold, not yet purchased    18,477,396
 Net accretion of bond discount and amortization of bond premium                                    2,239,439
 Net change in unrealized appreciation/depreciation on investments in securities, securities
  sold, not yet purchased and swaps                                                                49,165,729
 Changes in assets and liabilities:
  (Increase) decrease in assets:
   Collateral deposited with brokers on swaps                                                     (66,751,254)
   Due from broker                                                                                  9,423,159
   Interest receivable                                                                                619,527
   Investments sold, not settled                                                                     (472,956)
   Other assets                                                                                       272,835
  Increase (decrease) in liabilities:
   Administration fee payable                                                                         (34,357)
   Due to brokers                                                                                  (2,990,545)
   Interest payable                                                                                     2,384
   Investments purchased, not settled                                                                (700,000)
   Management Fee payable                                                                            (208,655)
   Professional fees payable                                                                         (151,320)
   Other liabilities                                                                                    3,607
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                          33,915,121

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Manager's subscriptions, including change in subscriptions received in
 advance                                                                                            1,000,000
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                            6,295,000
Payments on Members' withdrawals, including change in withdrawals payable                         (98,158,982)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                             (90,863,982)

Net decrease in cash and cash equivalents                                                         (56,948,861)
Cash and cash equivalents--beginning of year                                                      169,047,254
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                          $ 112,098,393
--------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
 Interest paid                                                                                  $   1,624,366
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             5

                                                                                       UBS WILLOW FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

     The following  represents the ratios to average members' capital and other  supplemental  information for the periods indicated:

                                                    YEARS ENDED DECEMBER 31,
                                                    ------------------------
                                           2009          2008           2007          2006           2005
                                           ----          ----           ----          ----           ----

     Ratio of net investment
     income (loss) to average
     members' capital(a)                  (0.84%)        0.51%          2.89%          2.98%          3.64%

     Ratio of total expenses to
     average members' capital
     before Incentive Allocation(a)        2.69%         2.35%          1.67%          2.14%          2.79%

     Ratio of total expenses to
     average members' capital
     after Incentive Allocation(a,b)       2.69%         2.35%          2.04%          6.92%          4.84%

     Portfolio turnover rate              80.81%        43.84%         40.80%         94.81%         83.81%

     Total return before Incentive
     Allocation(c)                       (30.98%)      (18.03%)        (9.13%)        31.00%         10.55%

     Total return after Incentive
     Allocation(d)                       (30.98%)      (18.03%)        (9.13%)        24.80%          8.44%

     Members' capital at end of
     year                              $98,259,705   $251,257,174   $380,846,748   $476,149,176   $322,313,440

        (a)  The average members'  capital used in the above ratios are calculated  using pre-tender  members'
             capital.

        (b)  Ratio of total expenses to average members' capital after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

        (c)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on the timing of capital transactions.

        (d)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the
             Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual  member's ratios and return may vary from the above based on Incentive
             Allocation, if applicable, and the timing of capital transactions.



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             6

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps. The Fund commenced operations on May 8, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     On January 1, 2009, the Fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the Fund's members' capital or results of operations.

     On June 30, 2009, the Fund adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Fund's members' capital or results of operations.

     In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("Codification"). The standard identifies the Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. The Codification did not change U. S. generally accepted accounting principles ("GAAP"), but rather organized them into a hierarchy where all guidance within the Codification carries an equal level of authority. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL   3--significant   unobservable  inputs  (including  the  Fund's  own
     assumptions and indicative non-binding broker quotes in determining the fair value of investments.)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. The major categories include the following, although additional types may also be necessary:

          a. Equity securities (segregated by industry type, company size, or investment objective)

          b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies

          c. Debt securities issued by states of the United States and political subdivisions of the states

          d.   Debt securities issued by foreign governments

          e.   Corporate debt securities

          f.   Residential mortgage-backed securities

          g.   Commercial mortgage-backed securities

          h.   Collateralized debt obligations

          i.   Other debt obligations

     A detailed depiction of the portfolio broken down into the levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Securities and securities sold, not yet purchased that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

     Securities and securities sold, not yet purchased, other than options and warrants, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

     Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

     Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models. Related unrealized gains and losses on the swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

     Consistent with its strategy, a significant portion of the Fund's long portfolio ($9,502,798 at December 31, 2009) and short portfolio ($12,475,375 at December 31, 2009) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All of these securities held by the Fund at December 31, 2009 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources.

     Due to the nature of the Fund's investments, values assigned at December 31, 2009 may differ significantly from values that would have been used had a broader market for the investments existed.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at December 31, 2009.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

     amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $1,712,919 and $28,066,852 from accumulated net investment loss and accumulated net realized loss from investments in securities, securities sold, not yet purchased, derivative contracts and foreign currency transactions respectively, to net capital contributions during the year ended December 31, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2009 and had no effect on members' capital.

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates. The investment in the PNC Bank, NA account is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

     From time to time, the Fund may enter into repurchase agreements. In connection with such transactions, it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     Securities purchased under agreements to resell ("Reverse Repurchase Agreements") and securities sold under agreements to repurchase ("Repurchase Agreements") are collateralized by government obligations, and are carried at fair value. The Fund's agreements with third parties specify its rights to request additional collateral. The Fund monitors the fair value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income and expense is interest earned or paid on Reverse Repurchase Agreements and Repurchase Agreements. As of December 31, 2009, there were no outstanding repurchase or reverse repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding assets attributable to the Manager. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2009, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager, as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     There was no Incentive Allocation for the year ended December 31, 2009 or the year ended December 31, 2008. The Incentive Allocation is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODIAN FEES

     The Custodian of the Fund's assets provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2009 amounted to $62,515,217 and $166,480,849, respectively. Included in these amounts are purchases closing out securities sold, not yet purchased amounting to $3,200,050.

     At December 31, 2009, the tax basis of investments was $99,848,183 resulting in accumulated net unrealized depreciation on investments of $76,112,888, which consists of $6,157,676 gross unrealized appreciation and $82,270,564 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at December 31, 2009.

8.   DUE FROM BROKER

     The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

8.   DUE FROM BROKER (CONTINUED)

     the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy, the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of the securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps.

     A.   BONDS AND BANK DEBT

     The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at December 31, 2009.

     B.   CREDIT DEFAULT SWAPS

     For the year ended December 31, 2009, the Fund entered into credit default swaps as a "protection buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "protection seller" in exchange for agreed upon payment amounts to the Fund by the protection seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     B.   CREDIT DEFAULT SWAPS (CONTINUED)

     The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (protection seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the fair value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund currently has significant counterparty risk exposure with Goldman Sachs as of December 31, 2009 due to the volume of credit default contracts where Goldman Sachs is the counterparty. Refer to the Schedule of Portfolio Investments for a detailed listing of the credit default swap agreements listed by counterparty, which indicates the notional amounts and fair values as of December 31, 2009.

     Certain of the Fund's credit default swap agreements contain provisions that require the Fund to maintain a predetermined level of members' capital, and/or provide limits regarding the decline in the Fund's members' capital over one-month, three-month and twelve-month periods. If the Fund were to violate such provisions, the counterparties to the credit default swap agreements could request immediate payment or demand immediate collateralization on the credit default swap contracts in net liability positions. For the year ended December 31, 2009, for all of the Fund's credit default swap agreement counterparties, the Fund either maintained the required level of members' capital, the Fund's members' capital did not decline below the limits set forth in the credit default swap agreements, or the Fund posted additional collateral to prevent the closing of the credit default swap agreements. The total fair value of the Fund's credit default swaps covered under such provisions was $(42,112,565) as of December 31, 2009.

     The Fund has posted $66,751,254 as collateral at December 31, 2009 related to its credit default swap contracts in a net liability position. This amount is recorded as collateral deposited with brokers on swaps on the Statement of Assets, Liabilities and Members' Capital. At this point, the Fund is not required to post any additional collateral if credit-risk-related contingent features related to its credit default swap contracts were triggered at December 31, 2009.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     B.   CREDIT DEFAULT SWAPS (CONTINUED)

     The accrued expense related to the periodic payments on credit default swaps is reflected as realized and unrealized loss in the Statement of Operations. Cash may be held by counterparties related to the credit default swap trades as collateral subject to the current fair values of the trades placed with each counterparty.

     Fluctuations in the value of credit default swaps are recorded in net change in unrealized appreciation/depreciation on swaps in the Statement of Operations.

     Please refer to the Schedule of Portfolio Investments for a detailed depiction of the credit default swaps, by counterparty, held as of December 31, 2009.

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments, and disclosures of credit-risk-related contingent features in derivative agreements, which are all contained within this note.

     The realized and unrealized losses on credit default swaps are $9,724,510 and $106,550,850, respectively, and are separately disclosed on the Statement of Operations. Unrealized appreciation/depreciation on credit default swap contracts is included on the Statement of Assets, Liabilities and Members' Capital.

     The volume of activity of credit default swaps that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the year ended December 31, 2009.

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

11.  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                                           UBS WILLOW FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------------------------------------------
                                                                                                  DECEMBER 31, 2009

                INVESTMENTS IN SECURITIES (37.05%)

  PAR ($)                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (7.43%)
                AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (7.43%)
    9,143,585   Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 *,(a)                         $  7,299,598
                                                                                                     -------------
                FUNERAL SERVICES & RELATED ITEMS (0.00%)
    2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                                                --
    3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                                                --
                                                                                                     -------------
                                                                                                               --
                                                                                                     -------------
                OIL COMPANIES - EXPLORATION & PRODUCTION (0.00%)
                Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 02/22/10 @
   24,449,000   $103.00) (a)                                                                                   --
                                                                                                     -------------
                TOTAL CORPORATE BONDS (Cost $30,163,266)                                                7,299,598
                                                                                                     -------------

                BANK LOANS (2.21%)
                Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
    6,183,258   0.00%, 08/31/09                                                                            61,833
   38,640,418   Collins & Aikman Products Co., Litigation Trust, 0.00%                                    708,279
   10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11                104,054

   12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                             120,517
    1,176,000   Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13                                        1,176,000
                                                                                                     -------------
                TOTAL BANK LOANS (Cost $1,176,001)                                                      2,170,683
                                                                                                     -------------
    SHARES
-------------
                COMMON STOCK (21.80%)
                AGRICULTURAL CHEMICALS (6.91%)
      875,246   Phosphate Holdings, Inc.                                                                6,783,156
                                                                                                     -------------
                AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.03%)
    1,372,129   Holley Performance Products, Inc. *                                                            --
    3,251,684   International Automotive Components Group North America, LLC                               32,517
                                                                                                     -------------
                                                                                                           32,517
                                                                                                     -------------

                ELECTRONIC COMPONENTS - SEMICONDUCTORS (8.00%)
    2,221,139   ZiLOG, Inc. *                                                                           7,862,832
                                                                                                     -------------
                METAL - ALUMINUM (6.86%)
    3,134,065   Ormet Corp. *                                                                           6,738,240
                                                                                                     -------------
                TOTAL COMMON STOCK (Cost $73,435,266)                                                  21,416,745
                                                                                                     -------------
                EXCHANGE TRADED FUNDS (5.61%)
                INDEXES (5.61%)
      150,000   Ultrashort Financials Proshares *                                                       3,634,500
      250,000   Ultrashort Real Estate Proshares                                                        1,875,000
                                                                                                     -------------
                                                                                                        5,509,500
                                                                                                     -------------
                TOTAL EXCHANGE TRADED FUNDS
                (Cost $11,276,805)                                                                      5,509,500
                                                                                                     -------------
                TOTAL INVESTMENTS IN SECURITIES
                (Cost $116,051,338)                                                                    36,396,526
                                                                                                     -------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                                20

                                                                                           UBS WILLOW FUND, L.L.C.
                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009

    SHARES                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                SECURITIES SOLD, NOT YET PURCHASED ((12.89)%)
                COMMON STOCK SOLD, NOT YET PURCHASED ((0.19)%)
                FINANCIAL ( BANK & TRUST) ((0.19)%)

     (193,600)  Pacific Capital Bancorp                                                              $   (185,856)
                                                                                                     -------------
                TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds
                    $(2,924,443))                                                                        (185,856)
                                                                                                     -------------
   PAR ($)
-------------
                CORPORATE BONDS SOLD, NOT YET PURCHASED ((12.70)%)
                CONSUMER PRODUCTS - MISCELLANEOUS ((6.55)%)
   (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)                 (6,440,395)
                                                                                                     -------------

                HOME FURNISHINGS ((3.06)%)
   (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 06/15/10 $102.75)                        (3,002,490)
                                                                                                     -------------

                RETAIL - AUTOMOBILE ((3.09)%)
                Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13 (Callable
   (3,000,000)  08/15/10 @ $101.44)                                                                    (3,032,490)
                                                                                                     -------------
                TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds
                  $(10,854,305))                                                                      (12,475,375)
                                                                                                     -------------
                TOTAL SECURITIES SOLD, NOT YET PURCHASED
                (Proceeds $(13,778,748))                                                              (12,661,231)
                                                                                                     -------------

   NOTIONAL
  AMOUNT ($)
-------------
                DERIVATIVE CONTRACTS ((42.86)%)
                CREDIT DEFAULT SWAPS ((42.86)%)
2,235,000,000   Purchases Contracts                                                                   (42,112,565)
                                                                                                     -------------
                TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)                             (42,112,565)
                                                                                                     -------------
                TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)                             (42,112,565)
                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
PURCHASED AND DERIVATIVE CONTRACTS -- (18.70%)                                                        (18,377,270)
                                                                                                     -------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 118.70%                                                116,636,975
                                                                                                     -------------
TOTAL MEMBERS' CAPITAL -- 100.00%                                                                    $ 98,259,705
                                                                                                     =============

Percentages shown represent a percentage of members' capital as of December 31, 2009.

*   Non-income producing security.
(a) Security is in default.



                      The preceding notes are an integral part of these financial statements.
                                                                                                                21

                                                                                                            UBS WILLOW FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  DECEMBER 31, 2009

CREDIT DEFAULT SWAPS

                                                  INTEREST                    NOTIONAL   UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION           RATE   MATURITY DATE       AMOUNT        PAID       FAIR VALUE  % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:

BANK OF AMERICA
   Centex Corp., 5.25%, 6/15/15                      2.87     12/20/12    $   10,000,000 $         -- $   (655,541)      (0.67)
   Lennar Corp., 6.50%, 4/15/16                      5.40     06/20/14        10,000,000           --     (995,578)      (1.01)
   Limited Brands, Inc., 6.125%, 12/1/12             3.70     09/20/13        10,000,000           --     (672,971)      (0.68)
   Macy's Inc., 7.45%, 7/15/17                       2.98     09/20/13        10,000,000           --     (545,362)      (0.55)
   Mattel Inc., 7.25%, 7/9/12                        0.87     12/20/12        10,000,000           --      (83,688)      (0.09)
   National Rural Utilities Corp., 8.00%, 3/01/32    1.85     09/20/13         5,000,000           --     (164,581)      (0.17)
   Toll Brothers Inc., 6.875%, 11/15/12              2.50     12/20/12         5,000,000           --     (203,683)      (0.21)

GOLDMAN SACHS
   Aramark Corp., 8.50%, 02/01/15                    6.15     03/20/12        10,000,000           --     (677,294)      (0.69)
   Bank of America Corp., 6.00%, 1/24/18             2.80     12/20/13        10,000,000           --     (716,195)      (0.73)
   Bank of America Corp., 6.00%, 1/24/18             3.50     12/20/13        20,000,000           --   (1,965,522)      (2.00)
   Bank of America Corp., 6.25%, 4/15/12             0.92     06/20/13        20,000,000           --      (35,276)      (0.04)
   Federal Republic of Germany 6.00%, 6/20/16        0.13     09/20/18        50,000,000           --      664,342        0.68
   Federal Republic of Germany 6.00%, 6/20/16        0.13     09/20/18       100,000,000           --    1,328,684        1.35
   Federal Republic of Germany 6.00%, 6/20/16        0.10     12/20/13       200,000,000           --      921,251        0.94
   French Republic 4.25%, 4/25/19                    0.16     12/20/13       100,000,000           --      371,607        0.38
   French Republic 4.25%, 4/25/19                    0.39     12/20/13       100,000,000           --     (521,999)      (0.53)
   Kingdom of Sweden 3.875%, 12/29/09                0.60     12/20/13        50,000,000           --     (284,785)      (0.29)
   Kingdom of Sweden 3.875%, 12/29/09                1.02     03/20/14        50,000,000           --   (1,114,787)      (1.13)
   Loews Corp., 5.25%, 3/15/16                       1.00     12/20/13        10,000,000           --     (163,595)      (0.17)
   Loews Corp., 5.25%, 3/15/16                       0.95     12/20/13        65,000,000           --     (938,432)      (0.95)
   Loews Corp., 5.25%, 3/15/16                       0.98     12/20/13        10,000,000           --     (155,907)      (0.16)
   Loews Corp., 5.25%, 3/15/16                       1.10     12/20/13        50,000,000           --   (1,010,188)      (1.03)
   Loews Corp., 5.25%, 3/15/16                       1.05     12/20/13        20,000,000           --     (365,633)      (0.37)
   Macy's Inc., 6.625%, 4/01/11                      2.55     03/20/13        10,000,000           --     (354,107)      (0.36)
   National Rural Utilities Corp., 8.00%, 3/01/32    1.17     12/20/13        10,000,000           --      (55,317)      (0.06)
   Pulte Homes 5.25%, 1/15/14                        4.05     12/20/13        20,000,000           --   (1,797,482)      (1.83)
   Pulte Homes 5.25%, 1/15/14                        3.00     12/20/13        10,000,000           --     (507,822)      (0.52)
   RadioShack Corp., 7.375%, 5/15/11                 1.87     12/20/13        10,000,000           --     (379,078)      (0.39)
   RadioShack Corp., 7.375%, 5/15/11                 2.00     12/20/13        10,000,000           --     (428,844)      (0.44)
   RadioShack Corp., 7.375%, 5/15/11                 2.17     12/20/13        10,000,000           --     (493,922)      (0.50)
   RadioShack Corp., 7.375%, 5/15/11                 1.97     03/20/19        50,000,000           --   (2,004,345)      (2.04)
   RadioShack Corp., 7.375%, 5/15/11                 2.32     06/20/16        50,000,000           --   (3,216,197)      (3.27)
   Republic of Austria 5.25%, 1/04/11                0.84     12/20/18        50,000,000           --      173,737        0.18
   Republic of Austria 5.25%, 1/04/11                2.45     03/20/14        25,000,000           --   (1,724,800)      (1.76)
   Republic of Ireland                               0.76     12/20/13        50,000,000           --    1,233,545        1.26
   Republic of Italy 6.875%, 9/27/23                 1.66     03/20/14        25,000,000           --     (617,873)      (0.63)
   Republic of Italy 6.875%, 9/27/23                 1.84     03/20/14        25,000,000           --     (797,831)      (0.81)
   Republic of Italy 6.875%, 9/27/23                 1.52     06/20/14        50,000,000           --     (974,900)      (0.99)
   Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13    5.00     06/20/12        20,000,000    1,700,000   (1,283,634)      (1.31)
   Southwest 5.25%, 10/01/14                         2.15     12/20/11        20,000,000           --     (577,772)      (0.59)
   Southwest 5.25%, 10/01/14                         2.20     12/20/13        10,000,000           --     (453,259)      (0.46)
   Spain 5.50%, 7/30/16                              0.76     12/20/13        50,000,000           --      478,544        0.49
   Spain 5.50%, 7/30/17                              1.10     12/20/13        50,000,000           --     (166,855)      (0.17)
   Spain 5.50%, 7/30/17                              1.08     12/20/13        50,000,000           --     (128,890)      (0.13)
   Spain 5.50%, 7/30/17                              1.24     03/20/14        50,000,000           --     (296,884)      (0.30)
   State of Florida 5.00%, 6/01/15                   0.46     09/20/18        15,000,000           --      642,763        0.65
   State of Georgia 3.00%, 4/01/27                   0.49     12/20/18        40,000,000           --      118,492        0.12
   State of Mississippi                              0.50     09/20/18        15,000,000           --      220,756        0.22
   State of North Carolina 5.00%, 3/01/20            0.21     09/20/18        65,000,000           --    1,376,584        1.40
   State of North Carolina 5.00%, 3/01/20            0.24     09/20/18         5,000,000           --       95,213        0.10
   Swiss Confederation                               1.79     03/20/14        50,000,000           --   (2,656,529)      (2.70)
   The Boeing Co., 8.75%, 8/15/21                    1.75     03/20/14        10,000,000           --     (533,898)      (0.54)
   UKT 4.25%, 6/07/32                                1.17     12/20/13        50,000,000           --     (872,711)      (0.89)
   UKT 4.25%, 6/07/32                                1.15     12/20/13        50,000,000           --     (834,389)      (0.85)
   UKT 4.25%, 6/07/32                                0.55     12/20/13        50,000,000           --      315,259        0.32
   United Mexican States 5.875%, 1/15/14             3.90     04/20/14        10,000,000           --   (1,167,067)      (1.19)
   United Mexican States 7.50%, 4/08/33              3.60     02/20/14        15,000,000           --   (1,616,680)      (1.65)



                              The preceding notes are an integral part of these financial statements.
                                                                                                                                 22

                                                                                                            UBS WILLOW FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  DECEMBER 31, 2009

                                                  INTEREST                   NOTIONAL   UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION           RATE   MATURITY DATE      AMOUNT        PAID      FAIR VALUE   % OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS: (CONTINUED)

GOLDMAN SACHS (CONTINUED)
   United Mexican States 7.50%, 4/08/33              3.93     04/20/14    $   10,000,000 $         -- $ (1,179,812)     (1.20)
   United Mexican States 7.50%, 4/08/33              3.95     04/20/14         5,000,000           --     (594,155)     (0.60)
   Universal Health 7.125%, 6/30/16                  2.40     12/20/13        10,000,000           --     (756,327)     (0.77)
   Universal Health 7.125%, 6/30/16                  2.70     12/20/13        10,000,000           --     (872,183)     (0.89)

JP MORGAN
   Bank of America Corp.                             2.10     06/20/13        10,000,000           --     (418,406)     (0.43)
   Limited Brands, Inc.                              3.45     09/20/13        10,000,000           --     (558,108)     (0.57)
   Macy's, Inc., 7.45%, 7/15/17                      3.00     09/20/13        10,000,000           --     (493,256)     (0.50)
   Radioshack Corp., 7.375%, 5/15/11                 1.85     12/20/13        10,000,000           --     (321,098)     (0.33)
   Radioshack Corp., 7.375%, 5/15/11                 2.08     12/20/13        10,000,000           --     (408,451)     (0.41)

MERRILL LYNCH
   Centex Corp., 5.25%, 6/15/15                      3.54     06/20/13        10,000,000           --     (953,845)     (0.97)
   Centex Corp., 5.25%, 6/15/15                      5.40     12/20/13        10,000,000           --   (1,755,533)     (1.79)
   Centex Corp., 5.25%, 6/15/15                      5.33     12/20/13        20,000,000           --   (3,453,608)     (3.51)
   Lennar Corp., 5.95%, 3/1/13                       4.58     12/20/12        10,000,000           --     (565,285)     (0.58)
   Lennar Corp., 5.95%, 3/1/13                       3.10     12/20/12        10,000,000           --     (149,983)     (0.15)
   Masco Corp., 5.875%, 7/15/12                      0.94     12/20/12        10,000,000           --       79,785       0.08
   National Rural Utilities Corp., 7.25%, 3/01/12    0.45     03/20/13        10,000,000           --      130,563       0.13
   National Rural Utilities Corp., 8.00%, 3/01/32    0.63     03/20/13        10,000,000           --       73,843       0.07
   National Rural Utilities Corp., 8.00%, 3/01/32    0.76     03/20/13        20,000,000           --       65,758       0.07
   National Rural Utilities Corp., 8.00%, 3/01/32    1.30     12/20/13        10,000,000           --     (128,764)     (0.13)
   Pulte Homes 5.25%, 1/15/14                        4.00     12/20/13        10,000,000           --     (894,268)     (0.91)
   Pulte Homes 5.25%, 1/15/14                        3.85     12/20/13        10,000,000           --     (838,136)     (0.85)
   Southwest Airlines Co., 5.25%, 10/1/14            0.57     12/20/12        20,000,000           --      212,010       0.22
   Toll Brothers Inc., 6.875%, 11/15/12              3.20     12/20/13        10,000,000           --     (729,951)     (0.74)
   Toll Brothers Inc., 6.875%, 11/15/12              2.55     12/20/12         5,000,000           --     (211,035)     (0.22)

MORGAN STANLEY
   Limited Brands, Inc., 6.125%, 12/1/12             1.82     12/20/12        10,000,000           --      (74,716)     (0.07)
   Macy's Inc., 6.625%, 4/1/11                       1.50     12/20/12        10,000,000           --      (46,278)     (0.05)
                                                                          -------------- ------------ ------------     ------
Total Credit Default Swaps                                                $2,235,000,000 $  1,700,000 $(42,112,565)    (42.86)%
                                                                          ============== ============ ============     ======



                              The preceding notes are an integral part of these financial statements.
                                                                                                                                 23

                                                                                      UBS WILLOW FUND, L.L.C.
                                                                SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 31, 2009

The following is a summary of the inputs used in valuing the Fund's  investments at fair value. The inputs or methodology  used for valuing  securities  are not  necessarily  an  indication of the risk  associated  with investing in those securities.

ASSETS TABLE

-------------------------------------------------------------------------------------------------------------
                                                                                     LEVEL 2        LEVEL 3
                                                      TOTAL FAIR                   SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT       LEVEL 1       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                           12/31/2009   QUOTED PRICES      INPUTS        INPUTS
-------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
       Automotive/Truck Parts & Equipment            $ 7,299,598   $         --    $        --   $  7,299,598
       Funeral Services & Related Items                       --             --             --             --
       Oil Companies - Exploration & Production               --             --             --             --
                                                     --------------------------------------------------------
    TOTAL CORPORATE BONDS                              7,299,598             --             --      7,299,598
                                                     --------------------------------------------------------
    Bank Loans                                         2,170,683             --             --      2,170,683
    Common Stock
       Agricultural Chemicals                          6,783,156      6,783,156             --             --
       Automotive/Truck Parts & Equipment                 32,517             --             --         32,517
       Electronic Components - Semiconductors          7,862,832      7,862,832             --             --
       Metal - Aluminum                                6,738,240      6,738,240             --             --
                                                     --------------------------------------------------------
    TOTAL COMMON STOCK                                21,416,745     21,384,228             --         32,517
                                                     --------------------------------------------------------
    Exchange Traded Funds
       Indexes                                         5,509,500      5,509,500             --             --
                                                     --------------------------------------------------------
    TOTAL EXCHANGE TRADED FUNDS                        5,509,500      5,509,500             --             --
                                                     --------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                      $36,396,526   $ 26,893,728    $        --   $  9,502,798
                                                     --------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                               8,502,736             --      8,502,736             --
                                                     --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                           $ 8,502,736   $         --    $ 8,502,736   $         --
                                                     ========================================================
TOTAL ASSETS                                         $44,899,262   $ 26,893,728    $ 8,502,736   $  9,502,798
                                                     --------------------------------------------------------



                  The preceding notes are an integral part of these financial statements.

                                                                                                           24

                                                                                                          UBS WILLOW FUND, L.L.C.
                                                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2009

LIABILITIES TABLE

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 LEVEL 2               LEVEL 3
                                                         TOTAL FAIR                             SIGNIFICANT         SIGNIFICANT
                                                           VALUE AT            LEVEL 1           OBSERVABLE         UNOBSERVABLE
DESCRIPTION                                              12/31/2009        QUOTED PRICES          INPUTS              INPUTS
---------------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Financial (Bank & Trust)                        $   (185,856)      $    (185,856)      $         --         $         --
                                                        ------------------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED              (185,856)           (185,856)                --                   --
                                                        ------------------------------------------------------------------------
    Corporate Bonds Sold, Not Yet Purchased
        Consumer Products - Miscellaneous                 (6,440,395)                 --                 --           (6,440,395)
        Home Furnishings                                  (3,002,490)                 --                 --           (3,002,490)
        Retail - Automobile                               (3,032,490)                 --                 --           (3,032,490)
                                                        ------------------------------------------------------------------------
    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED        (12,475,375)                 --                 --          (12,475,375)
                                                        ------------------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                $(12,661,231)      $    (185,856)      $         --         $(12,475,375)
                                                        ------------------------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                                 (50,615,301)                 --        (50,615,301)                  --
                                                        ------------------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                              $(50,615,301)      $          --       $(50,615,301)        $         --
                                                        ------------------------------------------------------------------------
TOTAL LIABILITIES                                       $(63,276,532)      $    (185,856)      $(50,615,301)        $(12,475,375)
                                                        ------------------------------------------------------------------------



                             The preceding notes are an integral part of these financial statements.

                                                                                                                               25

                                                                                                          UBS WILLOW FUND, L.L.C.
                                                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2009

The following is a  reconciliation  of assets in which  significant  unobservable  inputs (Level 3) were used in determining fair value:

ASSETS:

                              BALANCE AS                                        CHANGE IN                 TRANSFERS
                                  OF       INTEREST   ACCRUED     REALIZED      UNREALIZED       NET      IN AND/OR    BALANCE AS OF
                             DECEMBER 31, PURCHASED  DISCOUNTS      GAIN/     APPRECIATION/  PURCHASES/     OUT OF     DECEMBER 31,
         DESCRIPTION             2008       /SOLD    /PREMIUMS     (LOSS)     DEPRECIATION     (SALES)     LEVEL 3          2009
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
CORPORATE BONDS
Automotive/Truck Parts &
Equipment                     $ 2,743,075  $     -- $  (54,068) $         --   $ 4,610,591  $         --  $        --     $7,299,598
Cellular Telecommunications     1,447,500   166,250       (648)   (5,710,160)    6,858,308    (2,761,250)          --             --
Electric - Integrated           8,215,837        --      1,215    (3,351,937)    4,865,352    (9,730,467)          --             --
Oil Companies - Exploration
& Production                    2,689,390        --     (1,456)           --     3,266,283    (5,954,217)          --             --
Satellite Telecommunications      147,420        --         --    (3,149,370)    3,149,370      (147,420)          --             --
                             -------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS          15,243,222   166,250    (54,957)  (12,211,467)   22,749,904   (18,593,354)          --      7,299,598

BANK LOANS
Bank Loans                      9,793,852   212,300  1,083,805   (12,775,071)   13,698,400    (9,842,603)          --      2,170,683
                             -------------------------------------------------------------------------------------------------------
TOTAL BANK LOANS                9,793,852   212,300  1,083,805   (12,775,071)   13,698,400    (9,842,603)          --      2,170,683

CONVERTIBLE BONDS
Convertible Bonds              10,352,247   183,477    868,980    (1,776,757)    5,301,938   (14,929,885)          --             --
                             -------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS        10,352,247   183,477    868,980    (1,776,757)    5,301,938   (14,929,885)          --             --

COMMON STOCKS
Automotive (Truck Parts &
Equipment)                        462,381        --         --            --      (429,864)           --           --         32,517
Metal - Aluminum                2,148,076        --         --            --                          --   (2,148,076)            --
                             -------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS             2,610,457        --         --            --      (429,864)           --   (2,148,076)        32,517
WARRANTS
Metal - Aluminum                   50,000        --         --    (2,620,506)    2,570,506            --           --             --
                             -------------------------------------------------------------------------------------------------------
TOTAL WARRANTS                     50,000        --         --    (2,620,506)    2,570,506            --           --             --
                             -------------------------------------------------------------------------------------------------------
ENDING BALANCE                $38,049,778  $562,027 $1,897,828  $(29,383,801)  $43,890,884  $(43,365,842) $(2,148,076)    $9,502,798
                             -------------------------------------------------------------------------------------------------------

LIABILITIES:

                              BALANCE AS                                        CHANGE IN                 TRANSFERS
                                  OF       INTEREST   ACCRUED     REALIZED      UNREALIZED       NET      IN AND/OR    BALANCE AS OF
                             DECEMBER 31, PURCHASED  DISCOUNTS      GAIN/     APPRECIATION/  PURCHASES/     OUT OF     DECEMBER 31,
         DESCRIPTION             2008       /SOLD    /PREMIUMS     (LOSS)     DEPRECIATION     (SALES)     LEVEL 3          2009
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
CORPORATE BONDS
Consumer Products -
Miscellaneous                $(2,881,666) $      -- $ (108,774) $       --    $ (3,449,955) $         --  $        --  $ (6,440,395)
Home Furnishing               (1,800,000)        --     (7,204)         --      (1,195,286)           --           --    (3,002,490)
Retail - Automobile           (1,205,002)        --    (11,459)         --      (1,816,029)           --           --    (3,032,490)
                             -------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS         (5,886,668)        --   (127,437)                         --    (6,461,270)          --   (12,475,375)
                             -------------------------------------------------------------------------------------------------------
ENDING BALANCE               $(5,886,668) $      -- $ (127,437) $       --    $ (6,461,270) $         --  $        --  $(12,475,375)
                             -------------------------------------------------------------------------------------------------------



                             The preceding notes are an integral part of these financial statements.
                                                                                                                                  26

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2009

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of December 31, 2009 is $1,129,894.


     The preceding notes are an integral part of these financial statements.
                                                                              27

                      UBS WILLOW FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 19, 2009. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by UBS Willow Management, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors noted that the Fund's 2009 return for the period ended September 30, 2009 lagged that of the Comparable Funds and the relevant indexes (Altman - NYU Salomon Defaulted Bond Index, Hennessee Distressed Index, HFRI Distressed Securities, HFRX Distressed Securities and Salomon Smith Barney High Yield Market Index). The Directors, however, acknowledged the portfolio manager is dedicated to his investment thesis. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that, for the three- and five-year periods ended September 30, 2009, the Fund's volatility was above the median volatility of its Comparable Funds.

     The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was lower than that of all its Comparable Funds and the Fund's incentive fee was equal to that of all its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors noted that the management fee being charged to the Fund was equal to the lowest management fee being charged to the UBS alternative investment single-manger funds, and also was the next to lowest management fee for all UBS alternative investment products, and that the Fund's incentive fee was not higher than any incentive fee being charged to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative Investment Products.

     The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining to the  Directors  and Officers of the Fund as of December 31, 2009 is set forth below.  The statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                               FUND         OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                                COMPLEX       DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF                   PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED (1)                    DURING PAST 5 YEARS        DIRECTOR             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
Meyer Feldberg (67) (3)       Term -- Indefinite  Dean Emeritus and Professor of           See Footnote  Director of: Primedia,
UBS Financial Services Inc.     Length--since     Management of the Graduate School of          2.       Inc., Macy's, Inc., Revlon,
1285 Avenue of the Americas    Commencement of    Business, Columbia University; Senior                  Inc., NYC Ballet and SAPPI
New York, NY 10019               Operations       Advisor to Morgan Stanley                              Ltd.  Advisory Director of
Director                                                                                                 Welsh Carson Anderson &
                                                                                                         Stowe.

George W. Gowen (80)          Term -- Indefinite  Law partner of Dunnington, Bartholow          11       None
UBS Financial Services Inc.     Length--since     & Miller
1285 Avenue of the Americas    Commencement of
New York, NY 10019               Operations
Director

Stephen H. Penman (63)        Term -- Indefinite  Professor of Financial Accounting of          11       None
UBS Financial Services Inc.     Length--since     Graduate School of Business, Columbia
1285 Avenue of the Americas       July 2004       University
New York, NY 10019
Director

Virginia G. Breen (45)        Term -- Indefinite  General Partner of Sienna Ventures and        11       Director of: Modus Link,
UBS Financial Services Inc.     Length--since     General Partner of Blue Rock Capital                   SMGI, Inc; Excelsior
1285 Avenue of the Americas       May 2, 2008                                                            Absolute Return Fund of
New York, NY 10019                                                                                       Funds, L.L.C.; Excelsior
Director                                                                                                 Buyout Investors, L.L.C.;
                                                                                                         Excelsior LaSalle Property
                                                                                                         Fund Inc; UST Global
                                                                                                         Private Markets Fund L.L.C.
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
Robert F. Aufenanger (56)
UBS Financial Services Inc.   Term -- Indefinite  Executive Director of UBS Alternative
1285 Avenue of the Americas     Length--since     Investments US since April 2007
New York, NY 10019               May 1, 2007      Prior to April 2007, Chief Financial         N/A                 N/A
Principal Accounting Officer                      Officer and Senior Vice President of
                                                  Alternative Investments Group at U.S.
                                                  Trust Corporation from 2003 - 2007

Frank Pluchino (50)
UBS Financial Services Inc.   Term - Indefinite   Assistant Director of Compliance of
1000 Harbor Boulevard          Length - since     UBS Financial Services Inc. since 2003
Weehawken, NY 07086             July 19, 2005     and Deputy Director of Compliance UBS        N/A                 N/A
Chief Compliance Officer                          Financial Services of Puerto Rico Inc.
                                                  since October 2006. Prior to 2003,
                                                  Chief Compliance Officer of
                                                  LibertyView Capital Management, Inc.,
                                                  an investment adviser, and LibertyView
                                                  Alternative Asset Management, Inc., an
                                                  NASD broker-dealer.

Craig Goos (39)               Term -- Indefinite
UBS Financial Services Inc.     Length--since     Managing Director UBS Alternative            N/A                 N/A
1285 Avenue of the Americas     September 18,     Investments US since September 2008.
New York, NY 10019                  2008          Prior to September 2008, Managing
Principal Executive Officer                       Director of Bear Stearns Alternative
                                                  Investment platform from 2004-2009.

(1) For  Directors,  their  terms are for the  duration  of the term of the Fund,  unless his  status as a Director  shall be sooner terminated by death, adjudicated incompetent,  voluntarily withdraw,  physically unable to perform duties, removed either by vote or written  consent of at  two-thirds of the  Directors or vote or written  consent of Members  holding not less than two thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr.  Feldberg is an "interested  person" of the Fund because he is an affiliated  person of a  broker-dealer  with which the UBS
Financial Services  Alternative  Investment Group of Funds does business.  Mr. Feldberg is not an affiliated person of UBS Financial
Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange  Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public  Reference  Room in  Washington,  D.C.  Information  on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is  available  with out charge  upon  request by calling  the UBS  Financial  Services  Inc.'s  Alternative  Investment  Group at
800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 201-352-3571.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $118,710 in 2009 and $92,284 in 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 in 2009 and $5,500 in 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $125,000 in 2009 and $62,000 in 2008. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2008.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.030 million for 2009 and $2.240 million for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Policy

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  Proxy Voting Procedures

     (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

          (1)  Keep a record of each proxy received;

          (2)  Forward the proxy to the Portfolio Manager;

          (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

          (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

          (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

          In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

          - Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

          - Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

          For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

          (2)  whether the proposal acts to entrench existing management; and

          (3) whether the proposal fairly compensates management for past and future performance.

IV.  Conflicts of Interest

          (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

          (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.   Disclosure

     (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  Recordkeeping

     The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

     (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c)  A record of each vote that Bond Street Capital, L.L.C. casts.

     (d) A copy of any document Bond Street Capital, L.L.C. created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (e) A copy of each written client request for information on how Bond StreetCapital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                             UBS WILLOW FUND, L.L.C.

                         PORTFOLIO MANAGEMENT DISCLOSURE

Sam S. Kim is the registrant's (also referred to as the "Fund") Portfolio Manager and has served in this position since the Fund commenced operations on May 8, 2000. Mr. Kim is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. The Portfolio

Manager has been the Managing Member and President of Bond Street Capital, LLC and its affiliate, Bond Street Capital Management, L.L.C., since 1999 and 2001, respectively.

Bond Street does not currently manage any accounts other than the Fund, although potential conflicts of interest may arise in the event that in addition to the Fund, the Portfolio Manager does undertake the management of any other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, Bond Street could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. UBS Willow Management, L.L.C., the Fund's Adviser periodically reviews the Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

The Portfolio Manager may manage other accounts that may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and any other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions of behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest could arise if Bond Street were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Manager's compensation.

Because the Portfolio Manager is the sole equity owner of Bond Street, the Portfolio Manager's compensation is generally equal to his proportionate share of the annual net profits earned by Bond Street from advisory fees and performance-based fees derived from its client accounts, including the Fund. The Portfolio Manager does not receive a fixed salary.

As the sole equity owner of Bond Street, which in turn is a member of UBS Willow Management, L.L.C., the Fund's Adviser, the Portfolio Manager may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. As of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of over $1,000,000.

(B)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications   pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Willow Fund, L.L.C.


By (Signature and Title)* /s/ Michael Perry
                          -----------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          -----------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010


By (Signature and Title)* /s/ Robert Aufenanger
                          -----------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 3/4/2010

* Print the name and title of each signing officer under his or her signature.